Long-term investments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Equity loss	$ (166)	$ (3,197)	$ (2,830)	$ (10,767)
Capital contributions to investments accounted for by the equity method investment	$ 2,763	$ 10,997	$ 9,127	$ 19,868